CONTINGENCY AND COMMITMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2018
Restricted cash	$ 296,322	$ 296,322	$ 296,322		$ 296,322
Term of lease of Kibi Project	15 years
Banso permit [Member]
Environmental bond	$ 385,000
Muoso permit [Member]
Environmental bond	$ 327,000
Ghanaian subsidiary [Member]
Outstanding annual mineral right fees				$ 4,654,800